EARNINGS PER SHARE - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2024
Earnings Per Share Reconciliation [Abstract]
Net income attributable to common shareholders	$ 7,767	$ 1,738,363	$ 234,622	$ 5,014,451
Divided by:
Basic weighted average shares of common stock outstanding (in shares)	6,889,032	6,800,500		6,800,500
Weighted average unvested restricted stock (in shares)	0	25,405		25,405
Diluted weighted average shares of common stock outstanding (in shares)	6,889,032	6,825,905		6,825,905
Basic weighted average earnings per common share (in dollars per share)	$ 0	$ 0.26		$ 0.74
Diluted weighted average earnings per common share (in dollars per share)	$ 0	$ 0.25		$ 0.73